PROSPECTUS SUPPLEMENT TO

                            VAN ECK FUNDS PROSPECTUS

                                DATED MAY 1, 2000


EFFECTIVE APRIL 16, 2001

The Class A shares of the Van Eck Emerging Markets Vision Fund are closed to investments.


                    PROSPECTUS SUPPLEMENT DATED APRIL 4, 2001




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